Segment information (Details 3)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Customer A
Customers accounting for more than 5% of the Group's revenue	19%	15%	10%
Customer B
Customers accounting for more than 5% of the Group's revenue	10%		7%
Customer C
Customers accounting for more than 5% of the Group's revenue	5%
Customer D
Customers accounting for more than 5% of the Group's revenue		7%
Customer E
Customers accounting for more than 5% of the Group's revenue			5%
Customer F
Customers accounting for more than 5% of the Group's revenue			5%